Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Noncontrolling Interests
Balance at Dec. 31, 2017	$ 265,846		$ 2	$ 259,980	$ 6,582	$ (534)	$ (184)
Balance (in Shares) at Dec. 31, 2017			26,569,462
Contributions from noncontrolling interests
Issuance of common stock for acquisition of GlassRatner Advisory & Capital Group LLC	8,050			8,050
Issuance of common stock for acquisition of GlassRatner Advisory & Capital Group LLC (in Shares)			405,817
ESPP shares issued and vesting of restricted stock, net of shares withheld for employer taxes	(3,731)			(3,731)
ESPP shares issued and vesting of restricted stock, net of shares withheld for employer taxes (in Shares)			682,442
Common shares cancelled - resolution of escrow claim
Common shares cancelled - resolution of escrow claim (in Shares)			(21,233)
Common stock repurchased and retired	(18,703)			(18,703)
Common stock repurchased and retired (in Shares)			(1,033,133)
Share based payments	13,042			13,042
Dividends on common stock	(20,512)				(20,512)
Net income (loss)	16,295				15,509		786
Foreign currency translation adjustment	(1,627)					(1,627)
Balance at Dec. 31, 2018	258,660		$ 2	258,638	1,579	(2,161)	602
Balance (in Shares) at Dec. 31, 2018			26,603,355
Common stock issued	63			63
Common stock issued (in Shares)			2,248
Preferred stock issued	56,566			56,566
Preferred stock issued (in Shares)		2,349
Contributions from noncontrolling interests
Issuance of common stock warrant for purchase of BR Brand Holdings, LLC	990			990
Warrants repurchased and retired	(2,777)			(2,777)
Dividends on preferred stock	(264)				(264)
Distributions to noncontrolling interests	(721)						(721)
Noncontrolling interest from purchase of BR Brand Holdings, LLC	29,373						29,373
ESPP shares issued and vesting of restricted stock, net of shares withheld for employer taxes	(2,013)		$ 1	(2,014)
ESPP shares issued and vesting of restricted stock, net of shares withheld for employer taxes (in Shares)			604,661
Common stock repurchased and retired	(4,273)			(4,273)
Common stock repurchased and retired (in Shares)			(237,932)
Share based payments	15,916			15,916
Dividends on common stock	(43,390)				(43,390)
Net income (loss)	81,948				81,611		337
Foreign currency translation adjustment	173					173
Balance at Dec. 31, 2019	390,251		$ 3	323,109	39,536	(1,988)	29,591
Balance (in Shares) at Dec. 31, 2019		2,349	26,972,332
Preferred stock issued	39,455			39,455
Preferred stock issued (in Shares)		1,622
Contributions from noncontrolling interests	604						604
Dividends on preferred stock	(4,710)				(4,710)
Distributions to noncontrolling interests	(2,690)						(2,690)
ESPP shares issued and vesting of restricted stock, net of shares withheld for employer taxes	(22,578)			(22,578)
ESPP shares issued and vesting of restricted stock, net of shares withheld for employer taxes (in Shares)			1,358,212
Common stock repurchased and retired	(48,248)			(48,248)
Common stock repurchased and retired (in Shares)			(2,552,748)
Share based payments	18,588			18,588
Dividends on common stock	(36,894)				(36,894)
Net income (loss)	204,017				205,148		(1,131)
Foreign currency translation adjustment	1,165					1,165
Balance at Dec. 31, 2020	$ 538,960		$ 3	$ 310,326	$ 203,080	$ (823)	$ 26,374
Balance (in Shares) at Dec. 31, 2020		3,971	25,777,796